Commitments and Contingencies (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member] - USD ($)		4 Months Ended
	Jan. 26, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Fixed underwriting discount per unit	$ 0.20
Fixed underwriting discount	$ 4,600,000
Deferred under writing discount per unit	$ 0.35
Deferred underwriting discount	$ 8,050,000
Cash underwriting discount as a percentage on gross proceeds		2.00%
Cash underwriting discount		$ 4,000,000
Deferred underwriting discount as a percentage on gross proceeds		3.50%
Over-Allotment Option
Commitments And Contingencies [Line Items]
Sale of share units (in Shares)		3,000,000
Cash underwriting discount		$ 4,600,000